The Alger American Fund

111 Fifth Avenue

New York, New York 10003

April 14, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

The Alger American Fund (File Nos. 033-21722 and 811-05550)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), The Alger American Fund (the “Fund”) hereby certifies that:

(1)

the form of Prospectus for the series and portfolios listed below that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 31 to the Fund’s Registration Statement on Form N-1A (the “Amendment”); and

(2)

the text of the Amendment was filed electronically on April 9, 2008 pursuant to Rule 485(b) under the Act.

•	Alger American Capital Appreciation Portfolio – Class O;
•	Alger American Capital Appreciation Portfolio – Class S;
•	Alger American Growth Portfolio – Class O;
•	Alger American Growth Portfolio – Class S;
•	Alger American MidCap Growth Portfolio – Class O;
•	Alger American MidCap Growth Portfolio – Class S;
•	Alger American SmallCap and MidCap Growth Portfolio – Class O;
•	Alger American SmallCap Growth Portfolio – Class O;
•	Alger American SmallCap Growth Portfolio – Class S;
•	Alger American Income & Growth Portfolio – Class O;
•	Alger American Balanced Portfolio – Class O;
•	Alger American Balanced Portfolio – Class S.

Very truly yours,

/s/ Lisa Moss
Lisa Moss
Assistant Secretary